Redeemable Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
9. Redeemable Convertible Preferred Stock
As of June 30, 2025, and December 31, 2024, the Company’s redeemable convertible preferred stock consisted of the following (in thousands):

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series Seed	6,746	6,746	$3,000	$3,000
Series A	27,470	25,439	37,537	37,710
Series B-1	20,559	20,559	37,716	32,760
Series B-2	43,352	41,219	92,395	96,619

Total redeemable convertible preferred stock	98,127	93,963	$170,648	$170,089

11.	Redeemable Convertible Preferred Stock
As of December 31, 2024 and 2023, the Company’s redeemable convertible preferred stock consisted of the following (in thousands):

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series Seed	6,746	6,746	$3,000	$3,000
Series A	27,470	25,439	37,537	37,710
Series B-1	20,559	20,559	37,716	32,760
Series B-2	43,352	41,219	92,395	96,619

Total redeemable convertible preferred stock	98,127	93,963	$170,648	$170,089

The holders of the Company’s Seed Series, Series A, Series
B-1
and Series
B-2
redeemable convertible preferred stock (collectively, “redeemable convertible preferred stock”) have the following significant terms as of December 31, 2024.
Dividends
The holders of the outstanding shares of redeemable convertible preferred stock are entitled to receive noncumulative dividends, only when, as and if, declared by the board of directors, out of any funds and assets legally available therefor, at the rate of 8.0% per annum of the original issuance price, subject to adjustment for any stock splits, stock dividends, combinations of shares, recapitalizations, reclassifications, reorganizations or other similar event including, without limitation, a SPAC transaction, and in preference to any declaration or payment
of any dividends to the holders of common stock. No dividends have been declared or paid as of December 31, 2024.
Liquidation Rights
In the event of any liquidation event of the Company, either voluntary or involuntary, the holders of shares then outstanding of redeemable convertible preferred stock shall be entitled to receive, prior and in preference to any distribution of the assets of the Company to the holders of common stock, a liquidation preference in an amount per share equal to the greater of (i) the original issue price, plus any declared but unpaid dividends on such shares and (ii) such amount as would have been payable had all shares of such series of redeemable convertible preferred stock been converted into common stock immediately prior to the liquidation event, or such lesser amount as may be approved by the holders of a majority of the then outstanding shares of the Series A, Series
B-1
and Series
B-2
redeemable convertible preferred stock voting together on an as-converted
basis. If the assets available for distribution are insufficient to permit full payment to the holder of the redeemable convertible preferred stock, then the holders shall share ratably on a pari passu basis in any distribution of assets. After payment to the holders of redeemable convertible preferred stock, any remaining assets of the Company will be distributed ratably on a pari passu basis to the holders of common stock.
Voting
Each holder of redeemable convertible preferred stock is entitled to the number of votes equal to the number of shares of common stock into which such shares of redeemable convertible preferred stock are then convertible as of the record date. Except as otherwise expressly provided or as required by law, the holders of redeemable convertible preferred stock and common stock shall vote as a single class.
The holders of Series A redeemable convertible preferred stock, voting as a separate class, shall be entitled to elect one member of the board of directors for so long as at least 5,059,290 shares of Series A redeemable convertible preferred stock remain outstanding. The holders of Series
B-1
redeemable convertible preferred stock and Series
B-2
redeemable convertible preferred stock, voting together as a separate class, shall be entitled to elect one member of the board of directors for so long as at least 853,224 shares of
B-1
redeemable convertible preferred stock and
B-2
redeemable convertible preferred stock remain outstanding. The holders of common stock, voting as a separate class, shall be entitled to elect two members of the board of directors for so long as at least 7,500,000 shares of common stock remain outstanding. Any additional member of the board of directors shall be elected by the holders of a majority of the then outstanding shares of common stock and redeemable convertible preferred stock (with redeemable convertible preferred stock voting as a single class on an as-converted
basis and the common stock and redeemable convertible preferred stock voting as separate classes).
Conversion
At the option of the holder, each share of redeemable convertible preferred stock is convertible into shares of common stock determined by dividing the applicable original issue price by the applicable conversion price in effect at the time of conversion for such series, subject to adjustment for diluting issues. The original issue price and conversion price is $0.444706 per share for Series Seed redeemable convertible preferred stock, $1.482355 per share for Series A redeemable convertible preferred stock, $1.59349 per share for Series
B-1
redeemable convertible preferred stock and $2.34405 per share for Series
B-2
redeemable convertible preferred stock.
Each share of redeemable convertible preferred stock will be automatically converted into shares of common stock, at the applicable conversion rate upon the occurrence of the following events: (i) a qualified initial public offering where the aggregate gross proceeds to the Company are not less than $100.0 million, (ii) a SPAC transaction, provided that the aggregate gross proceeds to the successor entity (including any proceeds from concurrent private placement offerings of securities by the Company and the SPAC) are not less than $100.0 million, (iii) a direct listing with an anticipated valuation of at least $500.0 million, and (iv) upon the receipt by the Company of a written request for such conversion from the holders of a majority of the redeemable convertible preferred stock then outstanding (voting together as a single class and on an as-converted
basis), or, if later, the effective date for conversion specified in such request.

Redemption
The holders of the outstanding shares of redeemable convertible preferred stock have no redemption rights outside of a liquidation event, which was outside of the Company’s control as of December 31, 2024 and 2023.